CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Goodwill and intangible assets with indefinite useful lives	€ 13,390	€ 15,222
Other intangible assets	11,542	11,422
Property, plant and equipment	29,014	30,431
Investments accounted for using the equity method	2,008	1,793
Other financial assets	482	649
Deferred tax assets	2,004	3,699
Other receivables	666	581
Tax receivables	83	93
Accrued income and prepaid expenses	328	372
Other non-current assets	508	359
Total Non-current assets	60,025	64,621
Inventories	12,922	12,121
Assets sold with a buy-back commitment	1,748	1,533
Trade and other receivables	7,887	7,273
Tax receivables	215	206
Accrued income and prepaid expenses	377	389
Other financial assets	487	762
Cash and cash equivalents	12,638	17,318
Assets held for sale	0	120
Total Current assets	36,274	39,722
Total Assets	96,299	104,343
Equity
Equity attributable to owners of the parent	20,819	19,168
Non-controlling interests	168	185
Total Equity	20,987	19,353
Liabilities
Long-term debt	10,726	16,111
Employee benefits liabilities	8,584	9,052
Provisions	5,770	6,520
Other financial liabilities	1	16
Deferred tax liabilities	388	194
Tax payables	74	25
Other liabilities	2,500	3,603
Total Non-current liabilities	28,043	35,521
Trade payables	21,939	22,655
Short-term debt and current portion of long-term debt	7,245	7,937
Other financial liabilities	138	681
Employee benefit liabilities	694	811
Provisions	9,009	9,317
Tax payables	309	162
Other liabilities	7,935	7,809
Liabilities held for sale	0	97
Total Current liabilities	47,269	49,469
Total Equity and liabilities	€ 96,299	€ 104,343